UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02031

MFS SERIES TRUST V

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: September 30

Date of reporting period: December 31, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® International

New Discovery Fund

QUARTERLY REPORT

December 31, 2011

PORTFOLIO OF INVESTMENTS

12/31/11 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 95.4%
Aerospace - 0.5%
Cobham PLC	1,126,093	$3,195,208
Meggitt PLC	1,837,786	10,069,200

		$13,264,408
Airlines - 1.4%
Copa Holdings S.A., “A”	136,280	$7,995,548
Grupo Aeroportuario del Sureste S.A. de C.V., ADR	151,300	8,463,722
Qantas Airways Ltd. (a)	6,768,813	10,107,787
Stagecoach Group PLC	1,886,018	7,933,360

		$34,500,417
Alcoholic Beverages - 0.8%
Carlsberg Group	189,897	$13,390,957
Davide Campari-Milano S.p.A.	967,834	6,432,828

		$19,823,785
Apparel Manufacturers - 3.0%
ANTA Sports Products Ltd.	3,982,000	$4,732,297
Arezzo Indústria e Comércio S.A.	395,240	4,915,999
Burberry Group PLC	346,701	6,344,715
Cia.Hering	461,500	8,031,251
Gerry Weber International AG	296,037	9,030,748
Li & Fung Ltd.	3,642,000	6,743,229
O’Key Group S.A., GDR	1,766,730	12,102,101
Stella International Holdings Ltd.	6,483,500	14,091,299
Top Glove Corp.	5,688,800	8,972,871

		$74,964,510
Automotive - 1.4%
Geely Automobile Holdings Ltd.	27,160,000	$5,944,944
GKN PLC	1,873,600	5,294,465
Guangzhou Automobile Group Co. Ltd., “H”	9,162,000	7,644,241
Mando Corp. (a)	43,799	7,832,113
USS Co. Ltd.	99,820	9,026,208

		$35,741,971
Biotechnology - 0.4%
Abcam PLC	428,330	$2,427,967
Actelion Ltd.	127,884	4,372,716
Lonza Group AG	44,248	2,603,769

		$9,404,452
Broadcasting - 1.5%
Havas S.A.	2,868,710	$11,758,916
Nippon Television Network Corp.	34,350	5,257,152
Proto Corp.	197,100	6,314,780
Publicis Groupe	150,000	6,884,201
Rightmove PLC	442,432	8,523,646

		$38,738,695
Brokerage & Asset Managers - 5.6%
Aberdeen Asset Management PLC	6,330,445	$20,767,927
Bolsa Mexicana de Valores S.A. de C.V.	6,332,000	10,186,776

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Brokerage & Asset Managers - continued
CETIP S.A. – Balcao Organizado de Ativos e Derivativos	777,100	$11,227,902
Computershare Ltd.	1,159,261	9,497,394
Daiwa Securities Group, Inc.	2,052,000	6,398,337
GAM Holding Ltd.	126,423	1,366,225
Hargreaves Lansdown PLC	479,580	3,193,405
ICAP PLC	1,544,363	8,320,035
IG Group Holdings PLC	1,802,955	13,353,148
Osaka Securities Exchange Co. Ltd. (l)	2,717	15,602,365
Rathbone Brothers PLC	641,435	10,559,174
Schroders PLC	902,534	18,340,760
Yuanta Financial Holding Co. Ltd. (a)	21,915,360	11,182,414

		$139,995,862
Business Services - 9.6%
Amadeus Fire AG	253,777	$8,735,753
Amadeus Holdings AG	2,014,243	32,539,036
Brenntag AG	92,678	8,609,625
Brunel International N.V.	115,050	3,377,998
Bunzl PLC	3,430,614	46,942,300
Cabcharge Australia Ltd.	2,084,916	9,553,385
Capgemini	122,461	3,809,158
Cielo S.A.	206,776	5,343,307
Cognizant Technology Solutions Corp., “A” (a)	163,550	10,517,901
CTS Eventim AG	238,477	7,148,788
Electrocomponents PLC	1,130,717	3,290,141
HomeServe PLC	1,260,507	5,593,563
Intertek Group PLC	500,239	15,749,173
J-Com Holdings Co. Ltd.	22,000	196,076
LPS Brasil – Consultoria de Imoveis S.A.	524,400	7,309,690
LSL Property Services PLC	2,089,488	7,848,783
Misumi Group Inc.	100,200	2,301,593
MITIE Group PLC	1,126,950	4,241,054
Multiplus S.A.	269,810	4,664,990
Nomura Research Institute Ltd.	637,000	14,400,156
Premier Farnell PLC	1,742,000	4,851,594
Redecard S.A.	268,200	4,197,163
SEEK Ltd.	1,550,050	8,989,168
Serco Group PLC	304,078	2,238,385
Sodexo	256,177	18,391,471
TAKKT AG	133,998	1,477,597

		$242,317,848
Cable TV - 1.1%
Dish TV India Ltd. (a)	3,396,938	$3,761,227
Naspers	213,477	9,307,117
Telenet Group Holding N.V.	221,483	8,438,551
Virgin Media, Inc.	319,080	6,821,930

		$28,328,825
Chemicals - 0.7%
Nufarm Ltd. (a)	2,786,831	$11,857,542
Victrex PLC	372,623	6,313,913

		$18,171,455
Computer Software - 1.5%
Dassault Systemes S.A.	92,943	$7,449,651
OBIC Co. Ltd.	118,440	22,666,249
Totvs S.A.	494,500	8,817,622

		$38,933,522

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Computer Software - Systems - 1.6%
Konica Minolta Holdings, Inc.	2,078,000	$15,496,583
NICE Systems Ltd. (a)	323,183	10,990,427
Venture Corp. Ltd.	2,635,000	12,595,505

		$39,082,515
Conglomerates - 1.2%
Alfa S.A.B de C.V.	434,150	$4,728,930
Ansell Ltd.	171,839	2,555,506
DCC PLC	431,544	10,188,085
First Pacific Co. Ltd.	8,252,000	8,584,987
Smiths Group PLC	262,605	3,714,524

		$29,772,032
Construction - 2.7%
Bellway PLC	2,290,792	$25,347,899
BUZZI UNICEM S.p.A (a)	400,000	3,478,622
China Shanshui Cement Group Ltd.	4,176,000	2,779,842
Corporacion GEO S.A.B. de C.V. (a)	3,556,000	4,423,754
Corporacion Moctezuma S.A. de C.V.	1,415,100	2,892,119
Geberit AG	72,784	14,025,236
PDG Realty S.A.	2,950,500	9,332,770
Urbi Desarrollos Urbanos S.A.B. de C.V. (a)	5,651,300	6,430,998

		$68,711,240
Consumer Products - 4.4%
Beiersdorf AG	208,068	$11,800,376
Christian Dior S.A.	205,568	24,296,844
Dabur India Ltd.	6,184,133	11,581,057
Dr. Ci:Labo Co. Ltd. (l)	605	3,218,754
Hengan International Group Co. Ltd.	961,500	8,994,022
Henkel KGaA, IPS	205,879	11,881,402
Kimberly-Clark de Mexico S.A. de C.V., “A”	905,360	4,882,756
Kose Corp.	107,300	2,689,122
Milbon Co. Ltd.	173,030	5,312,068
PZ Cussons	427,300	2,322,589
Shiseido Co. Ltd.	191,300	3,516,818
Uni-Charm Corp.	402,400	19,840,301

		$110,336,109
Consumer Services - 1.7%
Anhanguera Educacional Participacoes S.A.	1,143,600	$12,323,474
Dignity PLC	1,414,884	18,000,357
Kakaku.com, Inc.	40,000	1,466,545
Kroton Educacional S.A., IEU (a)	802,216	7,909,263
Rakuten	2,346	2,523,695

		$42,223,334
Containers - 0.9%
Klabin S.A., IPS	1,548,800	$6,642,756
Mayr-Melnhof Karton AG	99,450	8,431,999
Viscofan S.A.	207,728	7,705,297

		$22,780,052
Electrical Equipment - 2.0%
IMI PLC	389,270	$4,570,548
Kaba Holding AG	3,317	1,157,095
Legrand S.A.	289,820	9,284,516
OMRON Corp.	88,821	1,785,190

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Electrical Equipment - continued
Pfeiffer Vacuum Technology AG	94,169	$8,241,406
Sensata Technologies Holding B.V. (a)	475,000	12,483,000
Spectris PLC	649,866	12,961,579

		$50,483,334
Electronics - 3.0%
Advantech Co. Ltd.	4,852,787	$13,430,548
ASM International N.V.	265,523	7,793,302
Domino Printing Sciences PLC	939,533	7,470,565
Halma PLC	1,078,250	5,514,165
Hirose Electric Co. Ltd.	68,408	5,999,143
Infineon Technologies AG	1,139,532	8,577,665
Melexis N.V.	161,288	2,164,706
Seoul Semiconductor Co. Ltd. (a)	302,085	5,506,758
Siliconware Precision Industries Co.	13,690,000	12,252,683
Tripod Technology Corp.	2,503,050	6,034,633

		$74,744,168
Energy - Independent - 1.4%
Bankers Petroleum Ltd. (a)	2,027,080	$8,834,587
Cairn Energy PLC (a)	3,116,995	12,842,359
Fuchs Petrolub AG, IPS	288,359	12,621,916
Resource Generation Ltd. (a)	3,589,134	1,358,257

		$35,657,119
Engineering - Construction - 1.4%
Cape PLC	309,325	$1,575,652
JGC Corp.	1,070,000	25,690,009
Outotec Oyj	134,946	6,317,463
Toshiba Plant Kensetsu Co. Ltd.	251,000	2,546,849

		$36,129,973
Food & Beverages - 2.5%
Arca Continental S.A.B de C.V.	1,070,946	$4,560,156
Associated British Foods PLC	305,308	5,248,766
Britvic PLC	2,469,141	12,312,344
Coca-Cola Hellenic Bottling Co. S.A.	351,298	6,024,343
Kerry Group PLC	298,968	10,944,579
M Dias Branco S.A Industria e Comercio de Alimentos	450,000	11,507,841
Tiger Brands Ltd.	267,335	8,294,239
Want Want China Holdings Ltd.	4,000,000	3,991,451

		$62,883,719
Food & Drug Stores - 1.8%
Cosmos Pharmaceutical Corp.	77,300	$3,992,042
CP All PLC	5,981,900	9,811,833
Dairy Farm International Holdings Ltd.	645,300	6,020,649
FamilyMart Co. Ltd.	111,500	4,505,197
Lawson, Inc.	260,700	16,274,698
Sundrug Co. Ltd.	189,100	5,729,261

		$46,333,680
Furniture & Appliances - 0.1%
SEB S.A.	30,330	$2,273,679

Gaming & Lodging - 0.8%
Ladbrokes PLC	1,216,595	$2,456,184
Minor International Public Co. Ltd.	6,781,000	2,407,201

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Gaming & Lodging - continued
Paddy Power PLC	125,840	$7,296,505
Sands China Ltd. (a)	1,081,600	3,056,823
William Hill PLC	1,416,192	4,449,198

		$19,665,911
General Merchandise - 0.9%
Clicks Group Ltd.	973,530	$5,575,226
David Jones Ltd. (l)	1,177,210	2,853,599
E-Mart Co. Ltd. (a)	35,275	8,543,164
Lojas Renner S.A.	155,900	4,046,170
Shinsegae Co. Ltd. (a)	12,458	2,649,488

		$23,667,647
Health Maintenance Organizations - 0.3%
Odontoprev S.A.	478,600	$6,825,230

Insurance - 3.5%
Admiral Group PLC	368,693	$4,878,383
Amlin PLC	1,988,020	9,659,517
Brasil Insurance Paticipaco e Administracao S.A.	1,070,000	9,752,044
Catlin Group Ltd.	1,271,404	7,844,536
Hiscox Ltd.	4,084,979	23,624,673
Insurance Australia Group Ltd.	1,496,740	4,561,980
Jardine Lloyd Thompson Group PLC	1,076,107	11,522,884
Mediolanum S.p.A.	326,599	1,264,356
Samsung Fire & Marine Insurance Co. Ltd.	35,398	6,483,488
Storebrand A.S.A.	1,839,745	9,501,062

		$89,092,923
Leisure & Toys - 0.3%
Sankyo Co. Ltd.	123,600	$6,254,671
Shimano, Inc.	50,200	2,439,236

		$8,693,907
Machinery & Tools - 3.2%
Aalberts Industries N.V.	195,425	$3,268,961
BEML Ltd.	303,020	2,597,111
Burckhardt Compression Holding AG	23,140	5,765,974
Faiveley SA	28,600	1,776,330
GEA Group AG	805,590	22,781,571
GLORY Ltd.	166,900	3,593,001
Neopost S.A. (l)	124,085	8,336,359
Rotork PLC	166,366	4,968,425
Seco Tools AB, “B”	200,000	2,955,515
Sinotruk (Hong Kong) Ltd.	9,417,000	5,262,249
Spirax-Sarco Engineering PLC	139,461	4,041,256
T.K. Corp. (a)	681,180	14,072,990
Union Tool Co.	125,700	2,176,927

		$81,596,669
Major Banks - 0.2%
Julius Baer Group Ltd.	126,423	$4,916,842

Medical & Health Technology & Services - 2.2%
Diagnosticos da America S.A.	1,170,100	$9,723,388
Fleury S.A.	524,100	6,012,996
Hogy Medical Co. Ltd.	43,800	1,852,267
Kobayashi Pharmaceutical Co. Ltd.	340,000	17,890,087
Miraca Holdings, Inc.	468,500	18,656,002

		$54,134,740

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Medical Equipment - 3.9%
DIASORIN S.p.A.	92,785	$2,333,663
Fisher & Paykel Healthcare Corp. Ltd.	7,226,525	14,175,318
Nakanishi, Inc.	80,000	7,400,286
Nihon Kohden Corp.	223,800	5,521,582
Smith & Nephew PLC	581,097	5,630,774
Sonova Holding AG	245,355	25,663,929
Synthes, Inc. (n)	218,077	36,503,979

		$97,229,531
Metals & Mining - 1.5%
Iluka Resources Ltd.	1,387,848	$22,002,109
Maanshan Iron & Steel Co. Ltd.	14,672,000	4,703,896
MOIL Ltd.	1,419,561	6,071,995
Ternium S.A., ADR	261,410	4,807,330

		$37,585,330
Natural Gas - Pipeline - 0.8%
Enagas S.A.	1,104,155	$20,355,139

Network & Telecom - 1.0%
Vtech Holdings Ltd.	2,592,800	$25,972,735

Oil Services - 1.7%
AMEC PLC	1,015,580	$14,248,858
Fugro N.V.	137,477	7,946,324
John Wood Group PLC	446,394	4,422,033
Petroleum Geo-Services ASA (a)	189,290	2,057,030
Schoeller-Bleckmann Nooter Apparatetechnik GMBH	97,550	8,613,054
Technip	50,000	4,673,147

		$41,960,446
Other Banks & Diversified Financials - 4.5%
Aeon Credit Service Co. Ltd.	626,900	$9,903,994
Chiba Bank Ltd.	1,814,451	11,692,448
Commercial International Bank	1,265,222	3,923,169
Credicorp Ltd.	183,880	20,129,344
CSU Cardsystem S.A.	1,717,990	4,236,834
Federal Bank Ltd.	1,197,924	7,597,417
Jyske Bank (a)	495,206	12,119,085
PT Bank Negara Indonesia Tbk.	1,730,000	725,007
Public Bank Berhad	2,170,000	9,035,962
Public Bank Berhad	40,588	171,315
Shizuoka Bank Ltd.	881,000	9,282,721
Sydbank A/S	713,969	11,200,635
TISCO Financial Group Public Co. Ltd.	10,440,400	12,574,808
Unione di Banche Italiane S.c.p.A.	482,832	1,967,339

		$114,560,078
Pharmaceuticals - 1.7%
Genomma Lab Internacional S.A., “B” (a)	3,880,200	$7,499,193
Hisamitsu Pharmaceutical Co., Inc.	83,500	3,536,573
Santen Pharmaceutical Co. Ltd.	490,400	20,197,064
Virbac SA	78,272	12,127,880

		$43,360,710
Pollution Control - 0.1%
Daiseki Co. Ltd.	218,100	$3,550,465

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Railroad & Shipping - 0.2%
Precious Shipping Public Co. Ltd.	8,078,200	$4,147,919

Real Estate - 2.0%
Ascendas India Trust, REIT	6,939,000	$3,691,384
Ascendas Real Estate Investment Trust, REIT	2,187,466	3,086,283
Asian Property Development Public Co. Ltd.	15,274,800	2,401,363
Brasil Brokers Participacoes S.A.	2,574,900	7,702,958
Deutsche Wohnen AG	1,505,343	19,999,198
Midland Holdings Ltd.	27,246,000	14,172,719

		$51,053,905
Restaurants - 0.8%
Ajisen (China) Holdings Ltd.	5,747,000	$6,326,687
Domino’s Pizza UK & IRL PLC	1,427,150	8,895,181
Whitbread PLC	235,156	5,711,685

		$20,933,553
Special Products & Services - 0.5%
Filtrona PLC	1,357,793	$7,993,497
SK KAKEN Co. Ltd.	50,000	1,955,307
Tikkurila Oyj	113,311	1,890,354

		$11,839,158
Specialty Chemicals - 3.9%
Air Water, Inc.	323,000	$4,112,511
Chugoku Marine Paints Ltd.	355,000	2,200,013
Croda International PLC	1,534,282	42,984,628
Elementis PLC	4,250,642	9,017,402
Japan Pure Chemical Co. Ltd.	365	974,977
Kansai Paint Co. Ltd.	891,000	7,952,670
Mexichem S.A.B de C.V.	1,171,300	3,685,624
Sika AG	6,854	12,878,060
Symrise AG	583,013	15,559,121

		$99,365,006
Specialty Stores - 3.9%
Abc-Mart, Inc.	311,100	$11,830,450
Cj O Shopping Co. Ltd. (a)	48,566	10,876,760
Delticom AG	39,094	3,374,847
DeNA Co. Ltd.	33,900	1,016,956
Esprit Holdings Ltd.	2,073,615	2,675,253
GOME Electrical Appliances Holding Ltd.	27,985,000	6,485,850
Halfords Group PLC	373,500	1,676,331
Hyundai Home Shopping Network Corp. (a)	47,905	5,530,699
JB Hi-Fi Ltd. (l)	449,042	5,185,273
Mitra Adiperkasa Tbk.	3,083,000	1,751,028
NEXT PLC	639,069	27,164,017
Nitori Co. Ltd.	75,000	7,035,209
Point, Inc.	47,890	2,034,563
Shimamura Co. Ltd.	31,100	3,179,901
Travis Perkins PLC	301,350	3,705,269
Yamada Denki Co. Ltd.	75,200	5,119,501

		$98,641,907
Telecommunications - Wireless - 0.3%
Tim Participacoes S.A., ADR	284,122	$7,330,348

7

Portfolio of Investments (unaudited) – continued

Issuer				Shares/Par	Value ($)

Common Stocks - continued
Telephone Services - 1.1%
Empresa Nacional de Telecomunicaciones S.A.				228,120	$4,237,455
Kabel Deutschland Holding AG (a)				107,408	5,435,387
PT XL Axiata Tbk				22,774,500	11,365,273
TDC A.S.				731,662	5,855,223

					$26,893,338

Tobacco - 1.4%
Swedish Match AB				965,740	$34,281,977

Trucking - 1.4%
DSV A.S.				881,976	$15,767,765
Yamato Holdings Co. Ltd.				1,109,700	18,699,245

					$34,467,010
Utilities - Electric Power - 1.1%
Aguas Andinas S.A., “A”				9,949,604	$5,707,376
Eletropaulo Metropolitana S.A., IPS				256,500	5,019,300
Equatorial Energia S.A.				701,800	4,767,085
Manila Water Co.				12,506,000	5,532,240
Tractebel Energia S.A.				465,600	7,478,556

					$28,504,557
Total Common Stocks					$2,406,223,685
	Strike Price		First Exercise
Rights - 0.0%
Consumer Services - 0.0%
Kroton Educacional SA (1 right for 1 share) (a)	BRL	17.50	12/19/11	323,448	$91,906

Collateral for Securities Loaned - 0.6%
Morgan Stanley, Repurchase Agreement, 0.05%, dated 12/30/11, due 1/03/12, total to be received $14,045,694 (secured by U.S. Treasury and Federal Agency obligations valued at $14,326,530 in an individually traded account), at Net Asset Value				$14,045,616	$14,045,616

Money Market Funds - 3.6%
MFS Institutional Money Market Portfolio, 0.05%, at Net Asset Value (v)				90,471,909	$90,471,909
Total Investments					$2,510,833,116

Other Assets, Less Liabilities - 0.4%					11,308,065
Net Assets - 100.0%					$2,522,141,181

(a)	Non-income producing security.
(l)	A portion of this security is on loan.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $36,503,979, representing 1.4% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
GDR	Global Depository Receipt
IEU	International Equity Unit
IPS	International Preference Stock
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

BRL	Brazilian Real

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

8

Supplemental Information

(unaudited)

(1)	Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United Kingdom	$206,018,633	$326,149,360	$—	$532,167,993
Japan	392,807,818	—	—	392,807,818
Brazil	175,210,843	—	—	175,210,843
Germany	125,345,849	29,929,554	—	155,275,403
France	25,841,122	85,221,031	—	111,062,153
Switzerland	39,689,165	69,564,660	—	109,253,825
Australia	88,521,999	—	—	88,521,999
Hong Kong	81,317,693	—	—	81,317,693
South Korea	61,495,459	—	—	61,495,459
Other Countries	486,363,973	212,838,432	—	699,202,405
Short Term Securities	—	14,045,616	—	14,045,616
Mutual Funds	90,471,909	—	—	90,471,909
Total Investments	$1,773,084,463	$737,748,653	$—	$2,510,833,116

9

Supplemental Information (unaudited) – continued

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $15,466,927 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $1,308,856,583 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2)	Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$2,453,784,587
Gross unrealized appreciation	$369,778,828
Gross unrealized depreciation	(312,730,299)
Net unrealized appreciation (depreciation)	$57,048,529

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	103,890,731	122,880,348	(136,299,170)	90,471,909

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$ 18,919	$90,471,909

(4)	Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of December 31, 2011, are as follows:

United Kingdom	21.1%
Japan	15.6%
Brazil	7.1%
Germany	6.2%
United States	5.7%
France	4.4%
Switzerland	4.3%
Australia	3.5%
Hong Kong	3.2%
Other Countries	28.9%

10

MFS® Research Fund

QUARTERLY REPORT

December 31, 2011

PORTFOLIO OF INVESTMENTS

12/31/11 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 99.5%
Aerospace - 2.2%
Honeywell International, Inc.	305,230	$16,589,251
Precision Castparts Corp.	111,480	18,370,789
United Technologies Corp.	167,900	12,271,811

		$47,231,851
Apparel Manufacturers - 1.3%
Li & Fung Ltd.	3,350,000	$6,202,585
NIKE, Inc., “B”	112,430	10,834,879
VF Corp.	94,260	11,970,077

		$29,007,541
Automotive - 0.9%
General Motors Co. (a)	444,060	$9,001,096
Johnson Controls, Inc.	337,170	10,539,934

		$19,541,030
Biotechnology - 1.2%
Celgene Corp. (a)	93,970	$6,352,372
Gilead Sciences, Inc. (a)	491,980	20,136,741

		$26,489,113
Broadcasting - 2.0%
News Corp., “A”	1,172,330	$20,914,367
Viacom, Inc., “B”	470,090	21,346,787

		$42,261,154
Brokerage & Asset Managers - 3.2%
Affiliated Managers Group, Inc. (a)	156,160	$14,983,552
Blackrock, Inc.	113,699	20,265,710
CME Group, Inc.	44,270	10,787,271
Evercore Partners, Inc.	437,380	11,643,056
Franklin Resources, Inc.	126,730	12,173,684

		$69,853,273
Business Services - 1.2%
Accenture PLC, “A”	303,170	$16,137,739
FleetCor Technologies, Inc. (a)	352,220	10,520,811

		$26,658,550
Cable TV - 1.7%
Comcast Corp., “Special A”	940,640	$22,161,478
DIRECTV, “A” (a)	160,110	6,846,304
Time Warner Cable, Inc.	104,470	6,641,158

		$35,648,940
Chemicals - 1.9%
3M Co.	366,060	$29,918,084
Celanese Corp.	272,590	12,067,559

		$41,985,643
Computer Software - 4.2%
Autodesk, Inc. (a)	411,850	$12,491,411
Check Point Software Technologies Ltd. (a)	231,360	12,155,654
Oracle Corp.	1,601,710	41,083,862

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Computer Software - continued
Red Hat, Inc. (a)	330,160	$13,632,306
VeriSign, Inc.	288,160	10,293,075

		$89,656,308
Computer Software - Systems - 6.8%
Apple, Inc. (a)(s)	256,700	$103,963,500
EMC Corp. (a)	1,051,820	22,656,203
International Business Machines Corp.	101,870	18,731,856

		$145,351,559
Construction - 1.2%
Owens Corning (a)	509,400	$14,629,968
Stanley Black & Decker, Inc.	179,690	12,147,044

		$26,777,012
Consumer Products - 1.7%
Colgate-Palmolive Co.	170,280	$15,732,169
Procter & Gamble Co.	297,520	19,847,559

		$35,579,728
Electrical Equipment - 2.2%
Danaher Corp.	996,600	$46,880,064

Electronics - 1.9%
Altera Corp.	172,880	$6,413,848
ASML Holding N.V.	397,277	16,602,206
Hittite Microwave Corp. (a)	38,469	1,899,599
JDS Uniphase Corp. (a)	334,360	3,490,718
Microchip Technology, Inc.	339,690	12,442,845

		$40,849,216
Energy - Independent - 3.7%
Apache Corp.	178,300	$16,150,414
Cabot Oil & Gas Corp.	171,370	13,006,983
CONSOL Energy, Inc.	65,510	2,404,217
EQT Corp.	214,280	11,740,401
Occidental Petroleum Corp.	392,610	36,787,557

		$80,089,572
Energy - Integrated - 4.9%
Chevron Corp. (s)	267,030	$28,411,992
Exxon Mobil Corp. (s)	586,090	49,676,988
Royal Dutch Shell PLC, ADR	376,730	27,535,196

		$105,624,176
Engineering - Construction - 0.8%
Fluor Corp.	345,170	$17,344,793

Food & Beverages - 5.4%
Bunge Ltd.	155,440	$8,891,168
Coca-Cola Enterprises, Inc.	467,740	12,058,337
General Mills, Inc.	405,230	16,375,344
Groupe Danone	244,228	15,352,593
Kraft Foods, Inc., “A”	953,990	35,641,066
Mead Johnson Nutrition Co., “A”	76,110	5,231,040
PepsiCo, Inc.	340,640	22,601,464

		$116,151,012

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Food & Drug Stores - 1.0%
CVS Caremark Corp.	514,320	$20,973,970

Gaming & Lodging - 0.1%
Sands China Ltd. (a)	688,000	$1,944,429

General Merchandise - 2.9%
Dollar General Corp. (a)	262,970	$10,818,586
Kohl’s Corp.	227,760	11,239,956
Target Corp.	775,560	39,724,183

		$61,782,725
Health Maintenance Organizations - 0.9%
Aetna, Inc.	465,200	$19,626,788

Insurance - 3.8%
ACE Ltd.	376,630	$26,409,296
Aon Corp.	360,360	16,864,848
Chubb Corp.	271,100	18,765,542
MetLife, Inc.	278,730	8,690,801
Prudential Financial, Inc.	228,420	11,448,410

		$82,178,897
Internet - 2.9%
eBay, Inc. (a)	444,420	$13,479,259
Google, Inc., “A” (a)	76,380	49,333,842

		$62,813,101
Machinery & Tools - 1.0%
Cummins, Inc.	127,900	$11,257,758
Joy Global, Inc.	124,240	9,314,273

		$20,572,031
Major Banks - 2.7%
Goldman Sachs Group, Inc.	160,620	$14,524,867
JPMorgan Chase & Co.	1,052,480	34,994,960
PNC Financial Services Group, Inc.	151,860	8,757,766

		$58,277,593
Medical & Health Technology & Services - 1.3%
AmerisourceBergen Corp.	285,660	$10,623,695
Express Scripts, Inc. (a)	190,220	8,500,932
VCA Antech, Inc. (a)	415,840	8,212,840

		$27,337,467
Medical Equipment - 2.8%
Covidien PLC	413,590	$18,615,686
Masimo Corp. (a)	277,150	5,178,548
Medtronic, Inc.	318,040	12,165,030
St. Jude Medical, Inc.	282,690	9,696,267
Thermo Fisher Scientific, Inc. (a)	312,190	14,039,184

		$59,694,715
Natural Gas - Distribution - 0.6%
AGL Resources, Inc.	331,470	$14,007,922

Natural Gas - Pipeline - 0.3%
Kinder Morgan, Inc. (l)	236,080	$7,594,694

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Network & Telecom - 1.3%
Acme Packet, Inc. (a)	125,450	$3,877,660
F5 Networks, Inc. (a)	111,070	11,786,748
Finisar Corp. (a)	230,870	3,865,918
Fortinet, Inc. (a)	372,720	8,129,023

		$27,659,349
Oil Services - 3.1%
Cameron International Corp. (a)	261,560	$12,866,136
Dresser-Rand Group, Inc. (a)	223,140	11,136,917
Halliburton Co.	416,130	14,360,646
Schlumberger Ltd.	273,150	18,658,877
Transocean, Inc.	240,440	9,230,492

		$66,253,068
Other Banks & Diversified Financials - 3.6%
Discover Financial Services	476,580	$11,437,920
Fifth Third Bancorp	952,380	12,114,274
Prosperity Bancshares, Inc.	270,260	10,904,991
Visa, Inc., “A”	307,590	31,229,613
Western Union Co.	607,870	11,099,706

		$76,786,504
Pharmaceuticals - 5.4%
Abbott Laboratories	373,700	$21,013,151
Johnson & Johnson	269,200	17,654,136
Merck & Co., Inc.	717,260	27,040,702
Pfizer, Inc.	1,946,330	42,118,581
Teva Pharmaceutical Industries Ltd., ADR	210,780	8,507,081

		$116,333,651
Pollution Control - 0.5%
Waste Connections, Inc.	355,710	$11,788,229

Precious Metals & Minerals - 0.3%
Goldcorp, Inc.	126,630	$5,603,378

Railroad & Shipping - 1.1%
Union Pacific Corp.	218,710	$23,170,137

Real Estate - 0.7%
Starwood Property Trust, Inc., REIT	761,170	$14,089,257

Restaurants - 0.9%
McDonald’s Corp.	109,610	$10,997,171
Starbucks Corp.	186,000	8,557,860

		$19,555,031
Specialty Chemicals - 1.5%
Airgas, Inc.	405,350	$31,649,728

Specialty Stores - 3.5%
Amazon.com, Inc. (a)	36,870	$6,382,197
Home Depot, Inc.	408,400	17,169,136
PetSmart, Inc.	344,820	17,685,818
Ross Stores, Inc.	305,680	14,528,970
Tractor Supply Co.	115,470	8,100,221
Urban Outfitters, Inc. (a)	420,780	11,596,697

		$75,463,039

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Telecommunications - Wireless - 0.2%
SBA Communications Corp. (a)	112,740	$4,843,310

Telephone Services - 2.4%
American Tower Corp., “A” (a)	140,280	$8,418,203
AT&T, Inc.	861,990	26,066,578
CenturyLink, Inc.	140,674	5,233,073
Verizon Communications, Inc.	298,520	11,976,622

		$51,694,476
Tobacco - 2.7%
Lorillard, Inc.	145,040	$16,534,560
Philip Morris International, Inc.	535,540	42,029,179

		$58,563,739
Trucking - 1.0%
Expeditors International of Washington, Inc.	523,630	$21,447,885

Utilities - Electric Power - 2.6%
AES Corp. (a)	895,520	$10,602,957
American Electric Power Co., Inc.	277,230	11,452,371
CMS Energy Corp.	734,760	16,223,501
Edison International	403,420	16,701,588

		$54,980,417
Total Common Stocks		$2,139,666,065

Convertible Preferred Stocks - 0.6%
Utilities - Electric Power - 0.6%
PPL Corp., 9.5%	230,030	$12,842,575
Total Convertible Preferred Stocks		$12,842,575

Collateral for Securities Loaned - 0.2%
Morgan Stanley Repurchase Agreement, 0.05%, dated 12/30/11, due 1/03/12, total to be received $5,063,278 (secured by U.S. Treasury and Federal Agency obligations valued at $5,164,516 in an individually traded account), at Net Asset Value	5,063,250	$5,063,250

Money Market Funds - 0.0%
MFS Institutional Money Market Portfolio, 0.05%, at Net Asset Value (v)	85	$85
Total Investments		$2,157,571,975

Put Options Written - 0.0%
Amazon.com, Inc. – January 2012 @ $210	$(270)	$(996,300)
Red Hat, Inc.-January 2012 @ $39	(531)	(28,143)
Total Put Options Written		$(1,024,443)

Securities Sold Short - (0.7)%
Computer Software - Systems - (0.2)%
Dell, Inc. (a)	(279,600)	$(4,090,548)

Food & Beverages - (0.5)%
Campbell Soup Co.	(334,020)	$(11,102,825)
Total Securities Sold Short		$(15,193,373)

Other Assets, Less Liabilities - 0.4%		9,355,834
Net Assets - 100.0%		$2,150,709,993

(a)	Non-income producing security.
(l)	A portion of this security is on loan.

5

Portfolio of Investments (unaudited) – continued

(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short and/or certain derivative transactions. At December 31, 2011, the value of securities pledged amounted to $11,596,806.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

6

Supplemental Information

(unaudited)

(1)	Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative

7

Supplemental Information (unaudited) – continued

instruments not reflected in total investments, such as written options. The following is a summary of the levels used as of December 31, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$2,152,508,640	$—	$—	$2,152,508,640
Short Term Securities	—	5,063,250	—	5,063,250
Mutual Funds	85	—	—	85
Total Investments	$2,152,508,725	$5,063,250	$—	$2,157,571,975
Short Sales	$(15,193,373)	$—	$—	$(15,193,373)

Other Financial Instruments
Written Options	$(1,024,443)	$—	$—	$(1,024,443)

For further information regarding security characteristics, see the Portfolio of Investments.

(2)	Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$2,021,873,540
Gross unrealized appreciation	$239,002,700
Gross unrealized depreciation	(103,304,265)
Net unrealized appreciation (depreciation)	$135,698,435

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	26,284,397	41,749,882	(68,034,194)	85

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,439	$85

8

MFS® Total Return Fund

QUARTERLY REPORT

December 31, 2011

PORTFOLIO OF INVESTMENTS

12/31/11 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 60.0%
Aerospace - 4.4%
Honeywell International, Inc.	864,820	$47,002,961
Huntington Ingalls Industries, Inc. (a)	60,476	1,891,689
Lockheed Martin Corp.	1,246,520	100,843,468
Northrop Grumman Corp.	365,160	21,354,557
Precision Castparts Corp.	62,740	10,338,925
United Technologies Corp.	1,072,270	78,372,214

		$259,803,814
Alcoholic Beverages - 0.8%
Diageo PLC	2,211,260	$48,300,429

Automotive - 0.6%
General Motors Co. (a)	311,480	$6,313,700
Johnson Controls, Inc.	971,030	30,354,398

		$36,668,098
Broadcasting - 2.2%
Omnicom Group, Inc.	782,190	$34,870,030
Viacom, Inc., “B”	1,060,640	48,163,662
Walt Disney Co.	1,302,480	48,843,000

		$131,876,692
Brokerage & Asset Managers - 0.9%
Blackrock, Inc.	177,457	$31,629,936
Charles Schwab Corp.	133,900	1,507,714
Franklin Resources, Inc.	215,080	20,660,585

		$53,798,235
Business Services - 0.9%
Accenture PLC, “A”	670,070	$35,667,826
Dun & Bradstreet Corp.	135,470	10,137,220
Fiserv, Inc. (a)	91,780	5,391,157

		$51,196,203
Cable TV - 0.6%
Comcast Corp., “Special A”	1,441,360	$33,958,442

Chemicals - 2.1%
3M Co.	671,240	$54,860,445
Celanese Corp.	392,030	17,355,168
E.I. du Pont de Nemours & Co.	297,650	13,626,417
PPG Industries, Inc.	483,180	40,340,698

		$126,182,728
Computer Software - 1.4%
Check Point Software Technologies Ltd. (a)	199,730	$10,493,814
Microsoft Corp.	338,460	8,786,422
Oracle Corp.	2,436,640	62,499,816

		$81,780,052
Computer Software - Systems - 1.2%
Hewlett-Packard Co.	472,550	$12,172,888
International Business Machines Corp.	320,080	58,856,310

		$71,029,198

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Construction - 0.7%
Sherwin-Williams Co.	166,880	$14,897,378
Stanley Black & Decker, Inc.	356,031	24,067,696

		$38,965,074
Consumer Products - 0.8%
Procter & Gamble Co.	555,038	$37,026,585
Reckitt Benckiser Group PLC	170,972	8,425,215

		$45,451,800
Electrical Equipment - 1.5%
Danaher Corp.	1,319,680	$62,077,747
Tyco International Ltd.	546,070	25,506,930

		$87,584,677
Electronics - 0.7%
ASML Holding N.V.	329,192	$13,756,934
Intel Corp.	723,540	17,545,845
Microchip Technology, Inc.	264,980	9,706,217

		$41,008,996
Energy - Independent - 3.0%
Anadarko Petroleum Corp.	176,960	$13,507,357
Apache Corp.	682,030	61,778,277
EOG Resources, Inc.	101,140	9,963,301
EQT Corp.	233,270	12,780,863
Noble Energy, Inc.	256,640	24,224,250
Occidental Petroleum Corp.	577,250	54,088,325

		$176,342,373
Energy - Integrated - 3.4%
Chevron Corp.	688,375	$73,243,100
Exxon Mobil Corp.	1,313,118	111,299,882
Hess Corp.	337,730	19,183,064

		$203,726,046
Engineering - Construction - 0.2%
Fluor Corp.	274,070	$13,772,018

Food & Beverages - 2.6%
General Mills, Inc.	751,730	$30,377,409
Groupe Danone	204,844	12,876,847
J.M. Smucker Co.	23,780	1,858,883
Kellogg Co.	181,690	9,188,063
Nestle S.A.	881,996	50,637,872
PepsiCo, Inc.	710,700	47,154,945

		$152,094,019
Food & Drug Stores - 1.0%
CVS Caremark Corp.	807,339	$32,923,284
Kroger Co.	400,130	9,691,149
Walgreen Co.	496,150	16,402,719

		$59,017,152
General Merchandise - 1.3%
Kohl’s Corp.	531,230	$26,216,201
Target Corp.	981,900	50,292,918

		$76,509,119

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Health Maintenance Organizations - 0.1%
Aetna, Inc.	202,060	$8,524,911

Insurance - 4.0%
ACE Ltd.	623,140	$43,694,577
Aon Corp.	713,260	33,380,568
Chubb Corp.	208,670	14,444,137
MetLife, Inc.	1,724,740	53,777,393
Prudential Financial, Inc.	988,120	49,524,574
Travelers Cos., Inc.	701,753	41,522,725

		$236,343,974
Leisure & Toys - 0.5%
Hasbro, Inc.	899,680	$28,690,795

Machinery & Tools - 0.4%
Eaton Corp.	491,553	$21,397,302

Major Banks - 6.3%
Bank of America Corp.	4,721,340	$26,250,650
Bank of New York Mellon Corp.	2,780,998	55,369,670
Goldman Sachs Group, Inc.	653,702	59,114,272
JPMorgan Chase & Co.	3,270,881	108,756,793
PNC Financial Services Group, Inc.	411,739	23,744,988
State Street Corp.	825,430	33,273,083
SunTrust Banks, Inc.	217,510	3,849,927
Wells Fargo & Co.	2,194,390	60,477,388

		$370,836,771
Medical & Health Technology & Services - 0.3%
AmerisourceBergen Corp.	262,580	$9,765,350
Quest Diagnostics, Inc.	184,820	10,730,649

		$20,495,999
Medical Equipment - 2.3%
Becton, Dickinson & Co.	389,310	$29,089,243
Covidien PLC	321,530	14,472,065
Medtronic, Inc.	984,300	37,649,475
St. Jude Medical, Inc.	663,430	22,755,649
Thermo Fisher Scientific, Inc. (a)	759,520	34,155,614

		$138,122,046
Metals & Mining - 0.1%
Cliffs Natural Resources, Inc.	100,550	$6,269,293

Natural Gas - Distribution - 0.0%
AGL Resources, Inc.	49,170	$2,077,924

Natural Gas - Pipeline - 0.4%
Kinder Morgan, Inc. (l)	179,790	$5,783,844
Williams Cos., Inc. (a)	603,710	16,306,207
WPX Energy, Inc. (a)	201,237	3,656,470

		$25,746,521
Network & Telecom - 0.5%
Cisco Systems, Inc.	1,509,680	$27,295,014

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Oil Services - 0.4%
Schlumberger Ltd.	110,290	$7,533,910
Transocean, Inc.	496,570	19,063,322

		$26,597,232
Other Banks & Diversified Financials - 1.0%
MasterCard, Inc., “A”	29,872	$11,136,879
TCF Financial Corp.	601,600	6,208,512
Visa, Inc., “A”	220,660	22,403,610
Western Union Co.	825,801	15,079,126
Zions Bancorporation	420,190	6,840,693

		$61,668,820
Pharmaceuticals - 4.4%
Abbott Laboratories	1,171,250	$65,859,388
Bayer AG	118,978	7,606,971
Johnson & Johnson	1,298,800	85,175,304
Merck & Co., Inc.	315,860	11,907,922
Pfizer, Inc.	3,536,955	76,539,706
Roche Holding AG	59,102	9,995,188

		$257,084,479
Printing & Publishing - 0.1%
Moody’s Corp.	236,710	$7,972,393

Railroad & Shipping - 0.3%
Canadian National Railway Co.	134,830	$10,592,245
Union Pacific Corp.	66,500	7,045,010

		$17,637,255
Restaurants - 0.1%
McDonald’s Corp.	85,170	$8,545,106

Specialty Chemicals - 0.8%
Air Products & Chemicals, Inc.	432,290	$36,826,785
Airgas, Inc.	100,090	7,815,027

		$44,641,812
Specialty Stores - 0.6%
Advance Auto Parts, Inc.	251,810	$17,533,530
Staples, Inc.	1,163,940	16,167,127

		$33,700,657
Telecommunications - Wireless - 0.9%
Vodafone Group PLC	17,152,071	$47,653,889
Vodafone Group PLC, ADR	108,900	3,052,467

		$50,706,356
Telephone Services - 1.5%
AT&T, Inc.	2,533,688	$76,618,725
CenturyLink, Inc.	318,807	11,859,620

		$88,478,345
Tobacco - 2.6%
Altria Group, Inc.	478,150	$14,177,148
Philip Morris International, Inc.	1,626,770	127,668,910
Reynolds American, Inc.	238,940	9,896,895

		$151,742,953

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Trucking - 0.3%
United Parcel Service, Inc., “B”	216,220	$15,825,142

Utilities - Electric Power - 1.8%
American Electric Power Co., Inc.	412,360	$17,034,592
Exelon Corp.	201,670	8,746,428
NRG Energy, Inc. (a)	433,690	7,858,463
PG&E Corp.	573,910	23,656,570
PPL Corp.	793,420	23,342,416
Public Service Enterprise Group, Inc.	721,130	23,804,501

		$104,442,970
Total Common Stocks		$3,543,909,235

Bonds - 38.2%
Agency - Other - 0.1%
Financing Corp., 9.65%, 2018	$2,850,000	$4,254,851

Asset-Backed & Securitized - 1.9%
Anthracite Ltd., “A”, CDO, FRN, 0.744%, 2017 (n)	$6,049,835	$5,626,347
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.894%, 2040 (z)	7,182,989	4,092,809
BlackRock Capital Finance LP, 7.75%, 2026 (n)	991,053	109,016
Capital Trust Realty Ltd., CDO, 5.16%, 2035 (n)	7,575,834	7,515,228
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 2049	7,105,112	7,536,058
Credit Suisse Mortgage Capital Certificate, FRN, 5.695%, 2040	9,759,829	10,182,791
GMAC Mortgage Corp. Loan Trust, FRN, 5.805%, 2036	4,668,901	3,036,322
JPMorgan Chase Commercial Mortgage Securities Corp., 4.78%, 2042	828,000	857,047
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 4.948%, 2037	1,200,000	1,247,863
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.215%, 2041	2,279,327	2,438,214
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.817%, 2049	8,257,080	8,775,022
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.986%, 2051	12,669,291	13,479,454
Merrill Lynch Mortgage Trust, FRN, “A3”, 5.834%, 2050	1,948,101	2,030,212
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.81%, 2050	9,759,829	10,322,229
Morgan Stanley Capital I, Inc., FRN, 0.983%, 2030 (i)(n)	29,220,267	786,142
Residential Asset Mortgage Products, Inc., FRN, 4.971%, 2034	2,359,780	2,352,875
Residential Funding Mortgage Securities, Inc., FRN, 5.32%, 2035	8,242,000	4,712,199
Spirit Master Funding LLC, 5.05%, 2023 (z)	7,213,086	6,651,908
Wachovia Bank Commercial Mortgage Trust, “A4”, FRN, 5.899%, 2051	18,785,000	20,339,121

		$112,090,857
Automotive - 0.1%
Toyota Motor Credit Corp., 3.2%, 2015	$3,480,000	$3,660,320
Toyota Motor Credit Corp., 3.4%, 2021	4,890,000	5,039,649

		$8,699,969
Broadcasting - 0.2%
Hearst-Argyle Television, Inc., 7.5%, 2027	$3,800,000	$2,730,908
News America, Inc., 8.5%, 2025	5,903,000	7,246,948

		$9,977,856
Cable TV - 0.4%
Cox Communications, Inc., 4.625%, 2013	$6,711,000	$7,074,495
DIRECTV Holdings LLC, 4.6%, 2021	7,320,000	7,610,963
Time Warner Entertainment Co. LP, 8.375%, 2033	7,170,000	9,397,870

		$24,083,328
Conglomerates - 0.2%
Kennametal, Inc., 7.2%, 2012	$8,542,000	$8,771,771

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Defense Electronics - 0.1%
BAE Systems Holdings, Inc., 5.2%, 2015 (n)	$3,942,000	$4,238,478

Emerging Market Quasi-Sovereign - 0.3%
Corporacion Nacional del Cobre de Chile, 3.75%, 2020 (n)	$1,789,000	$1,816,812
Petrobras International Finance Co., 6.75%, 2041	1,511,000	1,736,340
Petroleos Mexicanos, 8%, 2019	4,145,000	5,170,888
Qtel International Finance Ltd., 6.5%, 2014 (n)	1,395,000	1,518,458
Ras Laffan Liquefied Natural Gas Co. Ltd., 5.832%, 2016 (n)	4,918,572	5,262,872

		$15,505,370
Emerging Market Sovereign - 0.2%
Republic of Peru, 7.35%, 2025	$551,000	$730,075
Russian Federation, 3.625%, 2015 (z)	12,000,000	12,060,000

		$12,790,075
Energy - Independent - 0.1%
Anadarko Petroleum Corp., 6.45%, 2036	$7,610,000	$8,676,169

Energy - Integrated - 0.5%
BP Capital Markets PLC, 4.5%, 2020	$1,661,000	$1,829,377
BP Capital Markets PLC, 4.742%, 2021	4,892,000	5,540,943
Hess Corp., 8.125%, 2019	1,740,000	2,233,574
Husky Energy, Inc., 5.9%, 2014	4,370,000	4,749,622
Husky Energy, Inc., 7.25%, 2019	4,453,000	5,449,207
Petro-Canada, 6.05%, 2018	9,475,000	11,153,686

		$30,956,409
Financial Institutions - 0.0%
General Electric Capital Corp., 5.45%, 2013	$2,383,000	$2,493,242

Food & Beverages - 0.3%
Anheuser-Busch InBev Worldwide, Inc., 8%, 2039	$5,850,000	$9,064,815
Miller Brewing Co., 5.5%, 2013 (n)	7,006,000	7,468,389

		$16,533,204
Food & Drug Stores - 0.1%
CVS Caremark Corp., 6.125%, 2016	$6,630,000	$7,721,908

Gaming & Lodging - 0.1%
Wyndham Worldwide Corp., 6%, 2016	$6,562,000	$7,076,461

Insurance - 0.2%
MetLife, Inc., 4.75%, 2021	$1,810,000	$1,958,045
Metropolitan Life Global Funding I, 5.125%, 2013 (n)	3,340,000	3,489,074
Metropolitan Life Global Funding I, 5.125%, 2014 (n)	1,320,000	1,421,281
Prudential Financial, Inc., 6.625%, 2040	2,420,000	2,673,369

		$9,541,769
Insurance - Property & Casualty - 0.2%
Chubb Corp., 6.375% to 2017, FRN to 2067	$8,200,000	$8,097,500
ZFS Finance USA Trust IV, 5.875% to 2012, FRN to 2062 (n)	770,000	723,800
ZFS Finance USA Trust V, 6.5% to 2017, FRN to 2067 (n)	2,925,000	2,632,500

		$11,453,800
International Market Quasi-Sovereign - 0.7%
Achmea Hypotheekbank N.V., 3.2%, 2014 (n)	$2,973,000	$3,120,006
ING Bank N.V., 3.9%, 2014 (n)	6,920,000	7,300,690

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
International Market Quasi-Sovereign - continued
Irish Life & Permanent PLC, 3.6%, 2013 (e)(n)	$8,600,000	$7,521,354
KFW International Finance, Inc., 4.875%, 2019	7,250,000	8,616,335
Royal Bank of Scotland Group PLC, 2.625%, 2012 (n)	13,020,000	13,104,278
Societe Financement de l’ Economie Francaise, 3.375%, 2014 (n)	4,053,000	4,147,727

		$43,810,390
Local Authorities - 0.1%
New Jersey Turnpike Authority Rev. (Build America Bonds), “F”, 7.414%, 2040	$5,815,000	$8,338,594

Machinery & Tools - 0.1%
Atlas Copco AB, 5.6%, 2017 (n)	$5,970,000	$6,755,765

Major Banks - 1.7%
ABN Amro Bank N.V., FRN, 2.198%, 2014 (n)	$11,580,000	$11,294,298
Bank of America Corp., 7.375%, 2014	2,825,000	2,929,127
Bank of America Corp., 5.49%, 2019	4,135,000	3,564,002
Bank of America Corp., 7.625%, 2019	3,980,000	4,116,184
BNP Paribas, 7.195% to 2037, FRN to 2049 (n)	3,200,000	2,232,000
Commonwealth Bank of Australia, 5%, 2019 (n)	3,930,000	4,167,918
Credit Suisse New York, 5.5%, 2014	8,200,000	8,523,244
Goldman Sachs Group, Inc., 5.625%, 2017	6,364,000	6,240,487
HSBC USA, Inc., 4.875%, 2020	4,130,000	3,832,376
JPMorgan Chase & Co., 6.3%, 2019	6,750,000	7,645,293
JPMorgan Chase Capital XXII, 6.45%, 2087	3,143,000	3,143,000
JPMorgan Chase Capital XXVII, 7%, 2039	816,000	821,100
Merrill Lynch & Co., Inc., 6.15%, 2013	6,790,000	6,853,616
Morgan Stanley, 6.625%, 2018	6,920,000	6,833,106
PNC Funding Corp., 5.625%, 2017	6,510,000	7,088,576
Royal Bank of Scotland PLC, 6.125%, 2021	6,760,000	6,668,936
UniCredito Luxembourg Finance S.A., 6%, 2017 (n)	8,740,000	6,577,331
Wachovia Corp., 5.25%, 2014	4,613,000	4,865,668

		$97,396,262
Medical & Health Technology & Services - 0.2%
CareFusion Corp., 6.375%, 2019	$6,240,000	$7,368,498
Hospira, Inc., 6.05%, 2017	5,813,000	6,417,587

		$13,786,085
Metals & Mining - 0.2%
ArcelorMittal, 9.85%, 2019	$3,451,000	$3,838,257
ArcelorMittal, 5.25%, 2020	4,930,000	4,476,746
Vale Overseas Ltd., 4.625%, 2020	1,631,000	1,686,624
Vale Overseas Ltd., 6.875%, 2039	1,269,000	1,453,513

		$11,455,140
Mortgage-Backed - 12.3%
Fannie Mae, 4.01%, 2013	$937,321	$966,156
Fannie Mae, 4.02%, 2013	2,920,315	3,018,529
Fannie Mae, 4.767%, 2013	521,773	534,112
Fannie Mae, 4.563%, 2014 - 2015	4,723,151	5,005,253
Fannie Mae, 4.63%, 2014	2,343,167	2,476,453
Fannie Mae, 4.778%, 2014	181,907	190,729
Fannie Mae, 4.842%, 2014	4,155,223	4,413,331
Fannie Mae, 4.88%, 2014 - 2020	1,438,146	1,555,617
Fannie Mae, 4.78%, 2015	2,258,799	2,456,723
Fannie Mae, 4.856%, 2015	630,408	684,748
Fannie Mae, 4.893%, 2015	2,806,360	3,070,071

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Mortgage-Backed - continued
Fannie Mae, 5.19%, 2015	$1,312,128	$1,440,317
Fannie Mae, 5.09%, 2016	2,000,000	2,219,433
Fannie Mae, 5.35%, 2016	653,361	727,905
Fannie Mae, 5.662%, 2016	1,200,762	1,353,871
Fannie Mae, 5.725%, 2016	2,053,297	2,272,079
Fannie Mae, 5.05%, 2017	2,437,679	2,707,965
Fannie Mae, 5.5%, 2017 - 2040	119,574,764	130,600,167
Fannie Mae, 6%, 2017 - 2037	65,654,314	72,903,031
Fannie Mae, 2.578%, 2018	4,000,000	4,055,665
Fannie Mae, 3.8%, 2018	799,007	863,927
Fannie Mae, 3.849%, 2018	1,452,171	1,578,265
Fannie Mae, 3.91%, 2018	1,188,318	1,289,328
Fannie Mae, 4.5%, 2018 - 2041	28,960,011	30,976,888
Fannie Mae, 5%, 2018 - 2041	63,394,606	68,563,003
Fannie Mae, 4.6%, 2019	770,000	866,633
Fannie Mae, 7.5%, 2030 - 2032	755,315	902,682
Fannie Mae, 6.5%, 2031 - 2037	21,699,409	24,574,811
Freddie Mac, 6%, 2016 - 2037	37,192,759	41,158,306
Freddie Mac, 3.882%, 2017	2,574,445	2,812,572
Freddie Mac, 5%, 2017 - 2039	56,391,809	60,804,924
Freddie Mac, 2.412%, 2018 (n)	1,963,000	1,992,753
Freddie Mac, 3.154%, 2018	712,000	749,800
Freddie Mac, 4.5%, 2019 - 2035	19,619,513	20,807,649
Freddie Mac, 5.085%, 2019	6,789,000	7,793,365
Freddie Mac, 5.5%, 2019 - 2035	29,324,103	31,982,179
Freddie Mac, 3.808%, 2020	5,739,000	6,228,749
Freddie Mac, 4%, 2024	9,489,348	9,962,071
Freddie Mac, 6.5%, 2034 - 2037	11,285,902	12,750,743
Freddie Mac, 4%, 2040 - 2041	35,291,102	37,067,575
Ginnie Mae, 5.5%, 2032 - 2035	14,898,318	16,818,681
Ginnie Mae, 6%, 2032 - 2038	13,891,960	15,799,421
Ginnie Mae, 4.5%, 2033 - 2041	32,156,029	35,312,380
Ginnie Mae, 5%, 2033 - 2039	29,225,582	32,424,990
Ginnie Mae, 4%, 2041	18,066,471	19,358,787

		$726,092,637
Natural Gas - Pipeline - 0.3%
Enterprise Products Operating LLC, 6.5%, 2019	$5,184,000	$6,036,690
Kinder Morgan Energy Partners LP, 7.75%, 2032	2,520,000	3,122,824
Spectra Energy Capital LLC, 8%, 2019	5,327,000	6,703,582

		$15,863,096
Network & Telecom - 0.1%
Telecom Italia Capital, 5.25%, 2013	$4,186,000	$4,021,005

Other Banks & Diversified Financials - 0.9%
American Express Co., 5.5%, 2016	$6,317,000	$6,962,572
Banco Bradesco S.A., 6.75%, 2019 (n)	3,383,000	3,704,385
Banco Santander U.S. Debt S.A.U., 3.781%, 2015 (n)	2,600,000	2,356,263
Capital One Financial Corp., 6.15%, 2016	8,680,000	9,031,818
Groupe BPCE S.A., 12.5% to 2019, FRN to 2049 (n)	7,712,000	6,961,468
HSBC Holdings PLC, 5.1%, 2021	3,688,000	3,918,843
Nordea Bank AB, 4.875%, 2021 (z)	3,590,000	3,669,407
Nordea Bank AB, 5.424% to 2015, FRN to 2049 (n)	3,333,000	3,006,366
Svenska Handelsbanken AB, 4.875%, 2014 (n)	5,000,000	5,202,555
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049	8,770,000	7,421,613

		$52,235,290

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Pharmaceuticals - 0.3%
Roche Holdings, Inc., 6%, 2019 (n)	$6,175,000	$7,505,175
Teva Pharmaceutical Finance IV LLC, 3.65%, 2021	7,330,000	7,455,600

		$14,960,775
Real Estate - 0.5%
Boston Properties, Inc., REIT, 5%, 2015	$2,006,000	$2,172,440
HCP, Inc., REIT, 5.375%, 2021	4,146,000	4,346,604
HRPT Properties Trust, REIT, 6.25%, 2016	11,278,000	11,957,443
Kimco Realty Corp., REIT, 6%, 2012	1,750,000	1,800,995
WEA Finance LLC, REIT, 6.75%, 2019 (n)	2,086,000	2,326,612
WEA Finance LLC, REIT, 4.625%, 2021 (n)	5,810,000	5,702,480

		$28,306,574
Retailers - 0.3%
Home Depot, Inc., 5.95%, 2041	$1,578,000	$2,035,923
Limited Brands, Inc., 5.25%, 2014	2,262,000	2,352,480
Wal-Mart Stores, Inc., 5.25%, 2035	12,347,000	14,769,346

		$19,157,749
Specialty Chemicals - 0.0%
Ecolab, Inc., 5.5%, 2041	$960,000	$1,063,816

Supranational - 0.1%
Asian Development Bank, 2.75%, 2014	$5,390,000	$5,661,909

Telecommunications - Wireless - 0.3%
Crown Castle Towers LLC, 6.113%, 2020 (n)	$3,852,000	$4,250,062
Crown Castle Towers LLC, 4.883%, 2020 (n)	2,040,000	2,084,951
Rogers Communications, Inc., 6.8%, 2018	8,529,000	10,389,550

		$16,724,563
Transportation - Services - 0.1%
Erac USA Finance Co., 7%, 2037 (n)	$6,381,000	$7,676,815

U.S. Government Agencies and Equivalents - 0.5%
Aid-Egypt, 4.45%, 2015	$9,559,000	$10,693,844
Small Business Administration, 4.35%, 2023	1,128,074	1,217,325
Small Business Administration, 4.77%, 2024	2,806,642	3,065,965
Small Business Administration, 5.18%, 2024	4,661,144	5,139,040
Small Business Administration, 5.52%, 2024	2,717,586	3,025,094
Small Business Administration, 4.99%, 2024	4,285,930	4,707,886
Small Business Administration, 4.95%, 2025	3,361,700	3,698,769

		$31,547,923
U.S. Treasury Obligations - 13.5%
U.S. Treasury Bonds, 2%, 2013	$11,523,000	$11,903,351
U.S. Treasury Bonds, 8.5%, 2020	2,148,000	3,303,725
U.S. Treasury Bonds, 6%, 2026	6,445,000	9,288,856
U.S. Treasury Bonds, 6.75%, 2026	926,000	1,429,947
U.S. Treasury Bonds, 5.25%, 2029	9,729,000	13,441,217
U.S. Treasury Bonds, 5.375%, 2031	4,690,000	6,684,713
U.S. Treasury Bonds, 4.5%, 2036	5,928,000	7,757,345
U.S. Treasury Bonds, 5%, 2037	12,405,000	17,454,220
U.S. Treasury Bonds, 4.5%, 2039	88,043,000	116,450,602
U.S. Treasury Notes, 1.375%, 2012	6,456,100	6,466,184
U.S. Treasury Notes, 1.375%, 2012	33,218,000	33,541,111
U.S. Treasury Notes, 1.375%, 2013	43,903,000	44,448,363

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
U.S. Treasury Obligations - continued
U.S. Treasury Notes, 3.875%, 2013	$9,952,000	$10,361,744
U.S. Treasury Notes, 3.5%, 2013	25,000,000	26,152,350
U.S. Treasury Notes, 3.125%, 2013	21,207,000	22,264,869
U.S. Treasury Notes, 2.75%, 2013	54,555,000	57,024,869
U.S. Treasury Notes, 1.5%, 2013	16,019,000	16,416,976
U.S. Treasury Notes, 1.875%, 2014	28,430,000	29,460,588
U.S. Treasury Notes, 4.75%, 2014	2,962,000	3,271,621
U.S. Treasury Notes, 2.125%, 2015	159,175,000	168,041,525
U.S. Treasury Notes, 4.25%, 2015	856,000	970,022
U.S. Treasury Notes, 2.625%, 2016	4,568,000	4,937,725
U.S. Treasury Notes, 4.75%, 2017	2,870,000	3,455,658
U.S. Treasury Notes, 3.75%, 2018	4,535,000	5,275,833
U.S. Treasury Notes, 3.125%, 2019	52,370,000	58,719,863
U.S. Treasury Notes, 3.5%, 2020	85,574,000	98,443,559
U.S. Treasury Notes, TIPS, 0.5%, 2014	21,032,000	21,127,296

		$798,094,132
Utilities - Electric Power - 1.0%
Bruce Mansfield Unit, 6.85%, 2034	$13,449,734	$14,615,885
Enel Finance International S.A., 6.25%, 2017 (n)	5,446,000	5,197,673
MidAmerican Funding LLC, 6.927%, 2029	12,485,000	15,541,191
Oncor Electric Delivery Co., 7%, 2022	8,725,000	11,176,533
PSEG Power LLC, 5.32%, 2016	5,099,000	5,687,302
System Energy Resources, Inc., 5.129%, 2014 (z)	1,658,609	1,693,174
Waterford 3 Funding Corp., 8.09%, 2017	4,576,029	4,519,194

		$58,430,952
Total Bonds		$2,256,244,989

Convertible Preferred Stocks - 0.2%
Automotive - 0.1%
General Motors Co., 4.75%	197,800	$6,774,650

Utilities - Electric Power - 0.1%
PPL Corp., 9.5%	61,130	$3,412,888
Total Convertible Preferred Stocks		$10,187,538

Money Market Funds - 1.6%
MFS Institutional Money Market Portfolio, 0.05%, at Net Asset Value (v)	94,153,806	$94,153,806

Collateral for Securities Loaned - 0.0%
Morgan Stanley Repurchase Agreement, 0.05%, dated 12/30/11, due 1/03/12, total to be received $2,828,696 (secured by U.S. Treasury and Federal Agency obligations valued at $2,885,254 in an individually traded account), at Net Asset Value	2,828,680	$2,828,680
Total Investments		$5,907,324,248

Other Assets, Less Liabilities - (0.0)%		(2,026,440)
Net Assets - 100.0%		$5,905,297,808

(a)	Non-income producing security.
(e)	Guaranteed by Minister for Finance of Ireland.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(l)	A portion of this security is on loan.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $166,797,322, representing 2.8% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.894%, 2040	3/01/06	$7,182,989	$4,092,809
Nordea Bank AB, 4.875%, 2021	1/11/11	3,574,188	3,669,407
Russian Federation, 3.625%, 2015	4/22/10	11,956,817	12,060,000
Spirit Master Funding LLC, 5.05%, 2023	10/04/05	7,143,753	6,651,908
System Energy Resources, Inc., 5.129%, 2014	4/16/04-6/06/11	1,658,608	1,693,174
Total Restricted Securities			$28,167,298
% of Net assets			0.5%

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
CDO	Collateralized Debt Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust
TIPS	Treasury Inflation Protected Security

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

(unaudited)

(1)	Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may

Supplemental Information (unaudited) – continued

include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$3,330,704,901	$—	$—	$3,330,704,901
United Kingdom	99,006,786	8,425,215	—	107,432,001
Switzerland	—	60,633,060	—	60,633,060
Netherlands	13,756,934	—	—	13,756,934
France	12,876,847	—	—	12,876,847
Canada	10,592,245	—	—	10,592,245
Israel	10,493,814	—	—	10,493,814
Germany	7,606,971	—	—	7,606,971
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	833,896,906	—	833,896,906
Non-U.S. Sovereign Debt	—	77,767,740	—	77,767,740
Corporate Bonds	—	336,562,519	—	336,562,519
Residential Mortgage-Backed Securities	—	736,303,049	—	736,303,049
Commercial Mortgage-Backed Securities	—	84,646,061	—	84,646,061
Asset-Backed Securities (including CDOs)	—	17,234,384	—	17,234,384
Foreign Bonds	—	169,834,330	—	169,834,330
Short Term Securities	—	2,828,680	—	2,828,680
Mutual Funds	94,153,806	—	—	94,153,806
Total Investments	$3,579,192,304	$2,328,131,944	$—	$5,907,324,248

For further information regarding security characteristics, see the Portfolio of Investments.

(2)	Securities Lending Collateral

At December 31, 2011, the value of securities loaned was $2,821,663. These loans were collateralized by cash of $2,828,680 and U.S. Treasury obligations of $56,574.

(3)	Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$5,423,521,238
Gross unrealized appreciation	$652,346,252
Gross unrealized depreciation	(168,543,242)
Net unrealized appreciation (depreciation)	$483,803,010

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(4)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	81,012,960	259,373,267	(246,232,421)	94,153,806

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$12,680	$94,153,806

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST V

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: February 15, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: February 15, 2012

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: February 15, 2012

*	Print name and title of each signing officer under his or her signature.